Note 8 - Financial Instruments - Fair Value of Derivative Financial Assets and Liabilities (Details) - CAD ($) $ in Thousands		Dec. 31, 2019		Mar. 31, 2019
Statement Line Items [Line Items]
Fair value of derivative financial assets		$ 94,509		$ 144,512
Fair value of derivative financial assets		26,854		9,255
Fair value of derivative financial liabilities, current		105,406		79,387
Non-current derivative financial liabilities		94,325		63,658
Physical forward contracts and options [member]
Statement Line Items [Line Items]
Fair value of derivative financial assets		63,669	[1]	115,483
Fair value of derivative financial assets		14,412	[1]	7,237
Fair value of derivative financial liabilities, current		41,192	[1]	49,601
Non-current derivative financial liabilities		76,709	[1]	50,174
Financial swap contracts and options [member]
Statement Line Items [Line Items]
Fair value of derivative financial assets		13,817	[2]	18,212
Fair value of derivative financial assets		5,449	[2]	1,876
Fair value of derivative financial liabilities, current		46,387	[2]	16,142
Non-current derivative financial liabilities		16,885	[2]	8,583
Foreign exchange forward contracts [member]
Statement Line Items [Line Items]
Fair value of derivative financial assets
Fair value of derivative financial assets				56
Fair value of derivative financial liabilities, current		897		1,555
Non-current derivative financial liabilities		709
Share swap [member]
Statement Line Items [Line Items]
Fair value of derivative financial assets
Fair value of derivative financial assets
Fair value of derivative financial liabilities, current		16,745		11,907
Non-current derivative financial liabilities
Weather derivative [Member]
Statement Line Items [Line Items]
Fair value of derivative financial assets	[3]	7,703
Fair value of derivative financial assets	[3]
Fair value of derivative financial liabilities, current	[3]
Non-current derivative financial liabilities	[3]
Other derivative options [member]
Statement Line Items [Line Items]
Fair value of derivative financial assets		9,320		10,817
Fair value of derivative financial assets		6,993		86
Fair value of derivative financial liabilities, current		185		182
Non-current derivative financial liabilities		$ 22		$ 4,901

[1]	Physical forward contracts and options consist of: Electricity contracts with a total remaining volume of 35,005,232 MWh, a weighted average price of $46.68/MWh and expiry dates up to December 31, 2029. Natural gas contracts with a total remaining volume of 82,319,260 GJs, a weighted average price of $2.40/GJ and expiry dates up to October 31, 2025. Renewable energy certificates ("RECs") and emission-reduction credit contracts with a total remaining volume of 3,552,872 MWh and nil tonnes, respectively, a weighted average price of $35.13/REC and $nil/tonne, respectively, and expiry dates up to December 31, 2028 and December 31, 2021. Electricity generation capacity contracts with a total remaining volume of 3,173 MWCap, a weighted average price of $5,465.16/MWCap and expiry dates up to May 31, 2023. Ancillary contracts with a total remaining volume of 790,560 MWh, a weighted average price of $22.78/MWh and expiry dates up to December 31, 2020.
[2]	Financial swap contracts and options consist of: Electricity contracts with a total remaining volume of 12,376,822 MWh, an average price of $44.99/MWh and expiry dates up to December 31, 2024. Natural gas contracts with a total remaining volume of 125,146,919 GJs, an average price of $3.21/GJ and expiry dates up to October 31, 2025. Electricity generation capacity contracts with a total remaining volume of 30 MWCap, a weighted average price of $334,214.75/MWCap and expiry dates up to October 31, 2020. Ancillary contracts with a total remaining volume of 1,082,880 MWh, a weighted average price of $21.60/MWh and expiry dates up to December 31, 2020.
[3]	Weather derivatives consist of: Weather swaps and put options for HDDs with temperature strikes at historical averages, total tick size of $13,500 per HDD and an expiry date of March 31, 2020. HDD natural gas swaps with price strikes ranging from US$1.38 to US$7.56/MmBTU and temperature strikes ranging by location from 1,043 to 5,059 HDD and an expiry date of March 31, 2020. HDD natural gas swaps with price strikes ranging from US$1.75 to US$7.35/MmBTU and temperature strikes ranging by location from 1,051 to 5,059 HDD and an expiry date of March 31, 2021. HDD natural gas swaps with price strikes to be set on futures index and temperature strikes ranging by location from 1,051 to 5,059 HDD and an expiry date of March 31, 2022. HDD collar options with HDD strikes set at 0.8 to 1.32-degree day wide, total tick size of $15,900 per HDD and an expiry date of March 31, 2020. Electricity call options with price strikes of $100/MWh, temperature strikes ranging from 15 to 33 Fahrenheit depending on location and an expiry date of March 31, 2020.